SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments in affiliates, Impairment of long-lived assets, Asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 5,738	$ 3,686
Impairment loss of property, plant and equipment	21,866	30,968	$ 11,626
Asset retirement obligation	$ 26	$ 43